SECOND PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 02, 2017	Jun. 02, 2017	Dec. 02, 2016
Promissory Notes Maturity	$ 177,860		$ 177,860		$ 175,789
Interest Payable Settled	$ 287,896	$ 158,809	536,347	$ 312,102	$ 683,765	$ 372,968
Loss On Settlement Of Liabilities			$ (31,512)			$ 400,626
Second Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description			On February 18, 2015, the Company entered into an agreement with a company controlled by a director of the Company (the "Lender") pursuant to which up to $4,463,000 will be advanced to the Company in tranches, of which $4,217,000 had been advanced as at October 31, 2015 (the "Second Promissory Notes").
Promissory Notes Maturity							$ 1,217,000	$ 2,000,000	$ 1,000,000
Interest Rate	12.00%		12.00%
Interest Recorded			$ 186,257
Promissory Note Interest Payable Terms			Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.
Interest Payable Settled			$ 50,049
Shares Issued, Shares			286,845
Shares Issued, Fair Value			$ 54,035
Loss On Settlement Of Liabilities			3,986
Unamortized Debt Discount	$ 466,680		$ 466,680		$ 184,435
Debt Collateral			The Second Promissory Notes are collateralized by the Company's Helmer-Bovill Property.